Nature of Operations and Summary of Significant Accounting and Reporting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Nature of operations and summary of significant accounting and reporting Policies [Abstract]
Schedule of consolidated financial statements
		% Shareholding and Voting Power
Name of Subsidiary	Country of Incorporation	As of March 31, 2022	As of March 31, 2021
Lytus Technologies Private Limited	India	100%	100%
DDC CATV Network Private Limited (Deconsolidated on April 1, 2021) (refer note 24)	India	—	51%
Global Health Sciences, Inc.	United States	75%	75%

Schedule of estimated useful lives of property and equipment for current and comparative periods
Buildings	40 years
Property and equipment	3 – 15 years
Fixtures and fittings	5 – 10 years

Schedule of estimated useful lives by major class of finite-life intangible assets
Customers acquisition	5 Years
Trademark/Copy rights	5 Years
Computer Software	5 Years